Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Community Development Loans — 97.88%
504 First Lien Loans(b) — 84.53%
Hospitality Properties — 18.98%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%		10/1/2031	$2,047,805	$1,965,406	$1,909,843
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	4,501,052	4,500,000	4,537,080
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	10.750%		10/1/2039	863,314	834,995	828,407
Total Hospitality Properties							7,275,330
Multi-Purpose Properties — 65.55%
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%		6/1/2031	1,464,292	1,412,773	1,305,854
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	297,866	284,805	268,554
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		7/1/2046	1,268,338	1,211,559	1,176,158
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%		3/19/2030	551,139	532,004	464,738
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%		4/1/2032	938,066	894,988	881,599
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%		1/28/2030	534,774	512,667	466,466
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		5/1/2046	693,972	659,745	647,441
EUG Properties LLC, 12/22/2023	Prime + 0.500% (9.000% Floor)	9.000%		10/15/2033	2,109,332	2,006,506	2,045,753
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%		9/1/2046	518,455	490,715	483,511
Grigorian Investments, LLC, California, 9/2/2014	5 Year SOFR+ 4.500% (6.330% Floor)	6.330%		9/15/2039	477,151	463,918	462,837
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%		2/1/2046	218,318	205,391	202,458

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2024 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%		8/1/2030	$157,792	$149,976	$141,088
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	462,857	445,294	430,706
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%		2/21/2030	778,238	747,495	705,838
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		2/1/2047	680,025	644,022	636,835
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		1/1/2047	491,158	464,714	454,518
Nicholas Holdings, LLC, Georiga, 11/8/2022	Prime + 0.500% (5.500% Floor)	5.500%		10/22/2031	2,709,690	2,612,848	2,305,238
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%		3/1/2047	1,151,689	1,103,682	1,081,101
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%		4/1/2031	5,480,896	5,312,721	5,170,234
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	6.000%		4/23/2031	662,660	644,432	597,137
Royal Foods Mendota, LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%		4/1/2047	834,221	791,586	725,306
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,750,411	1,750,000	1,746,692
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year SOFR+ 3.720% (5.370% Floor)	6.700	%(c)	9/15/2044	1,660,870	1,660,818	1,649,076
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	501,060	481,239	447,538

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2024 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	$684,273	$650,552	$639,220
Total Multi-Purpose Properties							25,135,896
Total 504 First Lien Loans (identified cost of $34,489,714)							$32,411,226
USDA Rural Development Loans(b) — 13.35%
USDA Guaranteed — 3.89%
Bonumose, Inc., Virginia, 11/8/2022(d)	8.700% (7.700% Fixed)	7.700	%(c)	11/7/2028	566,128	533,315	541,123
Roebuck Fire District, South Carolina, 2/25/2022(d)	4.410% (4.410% Fixed)	3.410	%(c)	5/6/2041	1,103,047	1,086,692	950,660
Total USDA Guaranteed							1,491,783
USDA Non-Guaranteed — 9.46%
Bonumose, Inc., Virginia, 11/8/2022(d)	8.700% (8.700% Fixed)	8.700%		11/7/2028	346,348	344,570	334,574
Clarke Avenue Realty LLC, Delaware, 4/4/2022(d)(f)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	3,017,319	3,013,443	2,479,220
Progressive Medical Management of Batesville, LLC, Mississippi, 12/15/2022(d)(f)	7.161% (7.161% Fixed)	7.161%		12/15/2036	746,338	741,193	675,338
Roebuck Fire District, South Carolina, 1/26/2022(d)	4.410% (4.410% Fixed)	4.410%		5/6/2041	172,583	169,796	139,154
Total USDA Non-Guaranteed							3,628,286
Total USDA Rural Development Loans (identified cost of $5,951,763)							$5,120,069
Total Community Development Loans (identified cost of $40,447,477)							$37,531,295

	Shares	Fair Value
Short-Term Investments — 2.20%
Morgan Stanley Liquidity Fund - Institutional Class, 5.16%(e)	843,265	$843,265
Total Short-Term Investments (Cost $843,265)		843,265
Total Investments* — 100.08% Cost ($41,284,742)		38,374,560
Liabilities in Excess of Other Assets — (0.08)%		(30,059)
TOTAL NET ASSETS — 100.00%		$38,344,501

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2024 (Unaudited)

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.

(b)	Community Development Loans are restricted as to resale. The cost and fair value as of March 31, 2024 was $40,447,477 and $37,531,295, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.

(d)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	The rate shown is the annualized 7-day yield as of March 31, 2024.

(f)	In default due to failure to meet minimum debt covenant requirements for debt service coverage ratio (DSCR).

*	All investments and other assets are pledged as collateral on the credit facility.

SOFR Secured Overnight Financing Rate.